Share-Based Payments - Narrative (Details) $ in Millions			12 Months Ended
	Jun. 25, 2013 USD ($)	Mar. 20, 2013	Jun. 30, 2018 shares
Phoenix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disposal of operations, percent		30.00%
Disposal group ownership interest disposed, percentage		5.00%
Fair value expensed | $	$ 2.3
2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			11,115,289
Number of other equity instruments granted in share-based payment arrangement			52,376,102
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised			60,011,669